SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term investments
Changes in fair value of short-term investments	$ 17,752	$ 473,361	$ 596,796
Investment income	53,914	0	0
Accounts receivable, net of provision for doubtful accounts
Reversed allowance for expected credit losses	1,027,900	22,911,671	(702,156)
Prepayments
(Reversal of provision) Provision for doubtful accounts of prepayments	$ (14,912)	47,645	(1,243,233)
Media deposits
Percentage of deposit on guaranteed minimum spend	10.00%
Media deposits - third parties	$ 563,582	265,784
Operating Leases
Impairment charges for right-of-use lease assets	0
Investments in trading securities
Short-term investments
Changes in fair value of short-term investments	$ 17,752	$ 473,361	$ 593,608